Share Based Compensation - Schedule of Intrinsic Value Per Option at the Date of Grant (Detail)	12 Months Ended
Mar. 31, 2017 $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
No. of options granted | shares	125,400
Option Grants on July 1, 2015 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Jul. 01, 2015
No. of options granted | shares	13,808
Deemed fair value of equity shares	$ 477
Intrinsic value per option at the time of grant	$ 476
Valuation used	Retrospective
Option Grants on May 4, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	May 04, 2016
No. of options granted | shares	87,872
Deemed fair value of equity shares	$ 602
Intrinsic value per option at the time of grant	[1]
Valuation used	Retrospective
Option Grants on August 18, 2016 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Aug. 18, 2016
No. of options granted | shares	22,528
Deemed fair value of equity shares	$ 337
Intrinsic value per option at the time of grant	$ 336
Valuation used	Retrospective
Option Grants on March 8, 2017 [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Date of grant	Mar. 08, 2017
No. of options granted | shares	15,000
Deemed fair value of equity shares	$ 1,133
Valuation used	Market price

[1]	Fair value of the shares exceeds the exercise price.